Related parties	12 Months Ended
Dec. 31, 2024
Related parties [Abstract]
Related parties
Note 13 – Related parties

Related party transactions relate to the Company’s subsidiaries, associated company, employees and members of the board of directors.

Transactions between DHT Holdings, Inc. and its subsidiaries have been eliminated on consolidation and are not disclosed in this note.

For the first five months of 2022, DHT Holdings, Inc. had a 50% ownership in Goodwood, which was treated as an investment in associate. During that period, total technical management fees paid were $1,485 thousand. In May 2022, the parent company acquired an additional 3% equity interest in Goodwood through a step acquisition, resulting in a total ownership of 53%. Refer to Note 16 for more information regarding business combination.

Further, DHT has guarantees for certain of its subsidiaries. This mainly relates to the Company’s secured credit facilities, all of which are entered into by special-purpose wholly owned vessel-owning subsidiaries as borrowers and guaranteed by DHT Holdings, Inc.